Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued compensation and Benefits	$ 509	$ 1,184
Accrued accounts payable	967	902
Accrued payroll tax withholding	1,082
Other accruals	467	494
Total Accrued Liabilities	$ 3,025	$ 2,580